Fair Value of Financial Assets and Liabilities - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets:
Cash equivalents		$ 0
Liabilities:
Derivative liability	$ 91,000	2,000	$ 65,000	$ 141,000
Preferred stock warrant liability		110,000	120,000	$ 40,000	$ 42,000
Fair Value, Measurements, Recurring [Member]
Assets:
Cash equivalents	39,636,000
Total assets	39,636,000
Liabilities:
Derivative liability	91,000	2,000	65,000
Preferred stock warrant liability		110,000	120,000
Total liabilities	91,000	112,000	185,000
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Cash equivalents	39,636,000
Total assets	39,636,000
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Derivative liability	91,000	2,000	65,000
Preferred stock warrant liability		110,000	120,000
Total liabilities	$ 91,000	$ 112,000	$ 185,000